Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (in thousands)	Adjusted EBITDA (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$12,168,119	$12,923,834	$2,162,215	$2,272,428	$77.21	$121.92	$(69,782)	$478,270

2022	$6,989,522	$6,989,522	$2,552,653	$2,473,719	$33.43	$86.36	$931,858	$282,402

2021	$7,808,350	$7,808,350	$3,874,197	$3,787,729	$53.55	$108.23	$1,568,400	$1,418,337
Column (b)
. Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our Principal Executive Officer or “PEO,” Mat Ishbia, for the respective years shown.
Column (c)
. CAP for our CEO in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (b), as determined in accordance with SEC rules. The dollar amounts reflected in column (c) for 2022 and 2021 do not reflect any adjustment amounts, as our CEO, Mr. Ishbia, did not have any outstanding stock awards prior to 2023. For information regarding decisions made by our Compensation Committee with respect to the CEO’s compensation for each of 2023, 2022 and 2021, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 annual meeting of stockholders.
Column (d)
. The
non-CEO
named executive officers included in the average figures shown for 2023 were Andrew Hubacker, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
named executive officers included in the average figures shown for 2021 and 2022 were Tim Forrester, Melinda Wilner, Alex Elezaj and Laura Lawson. In June 2022, Mr. Forrester commenced a leave of absence for health reasons, at which time the Board designated Andrew Hubacker to serve as our interim principal financial officer. As such, Mr. Hubacker is also included in the average figures shown for 2022.
Column (e)
. Average CAP for our
non-CEO
NEOs in 2023, 2022 and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. Each of our non-CEO
NEOs received an equity award in 2021 and 2023. However, in 2022, Mr. Hubacker was the only non-CEO
NEO to receive an award of restricted stock units, which was granted following his designation as interim principal financial officer. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each of 2023, 2022 and 2021, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 annual meeting of stockholders.

Year	2021	2022	2023

Non-CEO NEOs	See column (d) note

Average SCT Total Compensation ($)	3,874,197	2,552,653	2,162,215

Less: Stock Award Values Reported in SCT for the Covered Year ($)	(366,188)	(10,800)	(84,424)

Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	279,720	9,930	135,246

Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	—	(48,474)	44,832

Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	—	(29,589)	14,558

Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—

Compensation Actually Paid ($)	$3,787,729	$2,473,719	$2,272,428
Column (f)
. Reflects the cumulative total shareholder return (TSR) of UWMC for the measurement periods of January 21, 2021 through December 31, 2021 and the years ended December 31, 2023 and 2022, respectively.
Column (g)
. Reflects the cumulative TSR of the Dow Jones U.S. Mortgage Finance Index (the “Industry Index”) for the measurement periods of January 21, 2021 through December 31, 2021 and the years ended December 31, 2023 and 2022, respectively.
Column (h)
. Reflects “Net Income” in our consolidated income statements included in our Annual Reports on
Form10-K
for each of the years ended December 31, 2023, 2022 and 2021.
Column (i)
. Company-selected Measure is Adjusted EBITDA, which is described below.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The
non-CEO
named executive officers included in the average figures shown for 2023 were Andrew Hubacker, Melinda Wilner, Alex Elezaj and Laura Lawson. The
non-CEO
	named executive officers included in the average figures shown for 2021 and 2022 were Tim Forrester, Melinda Wilner, Alex Elezaj and Laura Lawson. In June 2022, Mr. Forrester commenced a leave of absence for health reasons, at which time the Board designated Andrew Hubacker to serve as our interim principal financial officer. As such, Mr. Hubacker is also included in the average figures shown for 2022.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Dow Jones U.S. Mortgage Finance Index (the “Industry Index”) for the measurement periods of January 21, 2021 through December 31, 2021 and the years ended December 31, 2023 and 2022, respectively.
PEO Total Compensation Amount	$ 12,168,119	$ 6,989,522	$ 7,808,350
PEO Actually Paid Compensation Amount	12,923,834	6,989,522	7,808,350
Non-PEO NEO Average Total Compensation Amount	2,162,215	2,552,653	3,874,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,272,428	2,473,719	3,787,729
Adjustment to Non-PEO NEO Compensation Footnote
Column (e)
. Average CAP for our
non-CEO
NEOs in 2023, 2022 and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. Each of our non-CEO
NEOs received an equity award in 2021 and 2023. However, in 2022, Mr. Hubacker was the only non-CEO
NEO to receive an award of restricted stock units, which was granted following his designation as interim principal financial officer. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO
NEOs’ compensation for each of 2023, 2022 and 2021, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2023 annual meeting of stockholders.

Year	2021	2022	2023

Non-CEO NEOs	See column (d) note

Average SCT Total Compensation ($)	3,874,197	2,552,653	2,162,215

Less: Stock Award Values Reported in SCT for the Covered Year ($)	(366,188)	(10,800)	(84,424)

Plus: Fair Value for Stock Awards Granted in the Covered Year ($)	279,720	9,930	135,246

Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	—	(48,474)	44,832

Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	—	(29,589)	14,558

Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—

Compensation Actually Paid ($)	$3,787,729	$2,473,719	$2,272,428

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important performance measures we used for 2023 to link CAP to our named executive officers to our performance.

Measure	Nature	Explanation

Adjusted EBITDA	Financial measure
Non-GAAP
financial measure calculated as earnings before interest expense on non-funding
debt, provision for income taxes, depreciation and amortization, stock-based compensation expense, the change in fair value of MSRs due to valuation inputs or assumptions, the impact of non-cash
deferred compensation expense, the change in fair value of the Public and Private Warrants, the change in the Tax Receivable Agreement liability, and the change in fair value of retained investment securities. We use Adjusted EBITDA to evaluate our operating performance, and it is one of the measures used by our management for planning and forecasting future periods.

Gain Margin	Financial Measure	Financial measure calculated as total loan production income divided by total loan origination volume for the applicable period.

Cost Per Loan	Financial Measure	Financial measure for per unit costs to originate calculated as total origination expense divided by closed loans for the applicable period.

Total Loan Production	Non-financial performance measure	Operational metric calculated as total purchase loan production volume and total refinance loan production volume.

Broker Channel Growth	Non-financial performance measure	Operational metric for growth in the number of new loan officers and unique real estate agents closing a loan with a broker.

Loan Defect Rate	Non-financial performance measure	Operational metric of percentage of loan defects discovered within total loans originated.

Net Promoter Score	Non-financial performance measure	Operational metric for measuring client satisfaction based on average monthly scores of regular surveys.

Total Shareholder Return Amount	$ 77.21	33.43	53.55
Peer Group Total Shareholder Return Amount	121.92	86.36	108.23
Net Income (Loss)	$ (69,782,000)	$ 931,858,000	$ 1,568,400,000
Company Selected Measure Amount	478,270,000	282,402,000	1,418,337,000
PEO Name	Mat Ishbia
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
Non-GAAP
financial measure calculated as earnings before interest expense on non-funding
debt, provision for income taxes, depreciation and amortization, stock-based compensation expense, the change in fair value of MSRs due to valuation inputs or assumptions, the impact of non-cash
	deferred compensation expense, the change in fair value of the Public and Private Warrants, the change in the Tax Receivable Agreement liability, and the change in fair value of retained investment securities. We use Adjusted EBITDA to evaluate our operating performance, and it is one of the measures used by our management for planning and forecasting future periods.
Measure:: 2
Pay vs Performance Disclosure
Name	Gain Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Cost Per Loan
Measure:: 4
Pay vs Performance Disclosure
Name	Total Loan Production
Measure:: 5
Pay vs Performance Disclosure
Name	Broker Channel Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Loan Defect Rate
Measure:: 7
Pay vs Performance Disclosure
Name	Net Promoter Score
Non-PEO NEO | Stock Award Values Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (84,424)	$ (10,800)	$ (366,188)
Non-PEO NEO | Fair Value For Stock Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,246	9,930	$ 279,720
Non-PEO NEO | Fair Value Of Outstanding Unvested Stock Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,832	(48,474)
Non-PEO NEO | Fair Value Of Stock Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,558	$ (29,589)